Investments (Mortgage Loans by Portfolio Segment) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Company-held mortgage loans held-for-investment, net
Commercial mortgage loans	$ 41,512	$ 38,497
Percentage of loans receivable on commercial mortgage loans	63.70%	64.60%
Agricultural mortgage loans	$ 12,564	$ 11,649
Percentage of loans receivable on agricultural mortgage loans	19.30%	19.60%
Residential mortgage loans	$ 10,829	$ 9,399
Percentage of loans receivable on residential mortgage loans	16.60%	15.80%
Subtotal	$ 64,905	$ 59,545
Percentage of loans receivable on subtotal	99.60%	100.00%
Valuation allowances	$ (304)	$ (281)	$ (279)	$ (286)
Percentage of loans receivable on valuation allowances	0.50%	0.50%
Subtotal mortgage loans, net	$ 64,601	$ 59,264
Percentage of loans receivable on subtotal mortgage loans held-for-investment, net	99.10%	99.50%
Percentage of residential mortgage loans - FVO	0.90%	0.50%
Total mortgage loans, net	$ 65,167	$ 59,578
Percentage of loans held for sale on total mortgage loans, net	100.00%	100.00%
Residential — FVO
Company-held mortgage loans held-for-investment, net
Total mortgage loans, net	$ 566	$ 314